Loans	12 Months Ended
Dec. 31, 2019
Receivables
Loans	Note 8 – Loans

For a summary of the accounting policies related to loans, interest recognition and allowance for loan losses refer to Note 2 - Summary of Significant Accounting Policies of this Form 10-K.

As previously disclosed in Note 4, as a result of the Reliable Transaction completed on August 1, 2018, Popular Auto, LLC, acquired approximately $1.6 billion in retail auto loans and $341 million in primarily auto-related commercial loans. These loans are included in the information presented in this note.

During the year ended December 31, 2019, the Corporation recorded purchases (including repurchases) of mortgage loans amounting to $423 million, consumer loans of $359 million including the acquisition of a credit card portfolio with an unpaid principal balance of $74 million, and commercial loans of $141 million, compared to purchases (including repurchases) of mortgage loans of $624 million and consumer loans of $205 million, during the year ended December 31, 2018.

The Corporation performed whole-loan sales involving approximately $64 million of residential mortgage loans and $114 million of commercial and construction loans during the year ended December 31, 2019 (December 31, 2018 - $59 million of residential mortgage and $30 million of commercial loans). Also, during the year ended December 31, 2019, the Corporation securitized approximately $347 million of mortgage loans into Government National Mortgage Association (“GNMA”) mortgage-backed securities and $ 111 million of mortgage loans into Federal National Mortgage Association (“FNMA”) mortgage-backed securities, compared to $ 413 million and $ 94 million, respectively, during the year ended December 31, 2018.

Delinquency status

The following table presents the composition of loans held-in-portfolio (“HIP”), net of unearned income, by past due status, and by loan class including those that are in non-performing status or that are accruing interest but are past due 90 days or more at December 31, 2019 and December 31, 2018.

December 31, 2019
Puerto Rico

	Past due						Past due 90 days or more
	30-59	60-89	90 days	Total			Non-accrual	Accruing
(In thousands)	days	days	or more	past due	Current	Loans HIP	loans	loans[1]
Commercial multi-family	$2,941	$129	$1,512	$4,582	$143,267	$147,849	$1,473	$-
Commercial real estate:
Non-owner occupied	10,439	5,244	43,664	59,347	2,048,871	2,108,218	39,968	-
Owner occupied	5,704	3,978	84,537	94,219	1,492,110	1,586,329	69,276	-
Commercial and industrial	8,780	1,646	37,156	47,582	3,371,152	3,418,734	36,538	544
Construction	1,555	-	119	1,674	135,796	137,470	119	-
Mortgage	285,006	146,197	837,651	1,268,854	4,897,894	6,166,748	283,708	439,662
Leasing	12,014	3,053	3,657	18,724	1,040,783	1,059,507	3,657	-
Consumer:
Credit cards	11,358	7,928	19,461	38,747	1,085,053	1,123,800	-	19,461
Home equity lines of credit	-	85	-	85	4,953	5,038	-	-
Personal	13,481	9,352	20,296	43,129	1,325,021	1,368,150	19,529	61
Auto	81,169	23,182	31,148	135,499	2,782,023	2,917,522	31,148	-
Other	358	1,418	14,189	15,965	124,902	140,867	13,784	405
Total	$432,805	$202,212	$1,093,390	$1,728,407	$18,451,825	$20,180,232	$499,200	$460,133
[1]

Loans HIP of $ 134 million accounted for under ASC Subtopic 310-30 are excluded from the above table as they are considered to be performing due to the application of the accretion method, in which these loans will accrete interest income over the remaining life of the loans using estimated cash flow analysis. Refer to Note 3, New Accounting Pronouncements, for a description of the impact of CECL on the classification of non-performing loans.

December 31, 2019
Popular U.S.

	Past due						Past due 90 days or more
	30-59	60-89	90 days	Total			Non-accrual	Accruing
(In thousands)	days	days	or more	past due	Current	Loans HIP	loans	loans[1]
Commercial multi-family	$9	$-	$2,097	$2,106	$1,645,204	$1,647,310	$2,097	$-
Commercial real estate:
Non-owner occupied	1,047	-	281	1,328	1,868,968	1,870,296	281	-
Owner occupied	1,750	-	251	2,001	337,134	339,135	251	-
Commercial and industrial	454	128	19,945	20,527	1,174,353	1,194,880	876	-
Construction	-	-	26	26	693,596	693,622	26	-
Mortgage	15,474	4,024	11,091	30,589	986,195	1,016,784	11,091	-
Legacy	49	8	1,999	2,056	20,049	22,105	1,999	-
Consumer:
Credit cards	-	-	-	-	36	36	-	-
Home equity lines of credit	404	267	9,954	10,625	106,718	117,343	9,954	-
Personal	2,286	1,582	2,066	5,934	318,506	324,440	2,066	-
Other	3	-	-	3	687	690	-	-
Total	$21,476	$6,009	$47,710	$75,195	$7,151,446	$7,226,641	$28,641	$-
[1]

Loans HIP of $ 19 million accounted for under ASC Subtopic 310-30 are excluded from the above table as they are considered to be performing due to the application of the accretion method, in which these loans will accrete interest income over the remaining life of the loans using estimated cash flow analysis. Refer to Note 3, New Accounting Pronouncements, for a description of the impact of CECL on the classification of non-performing loans.

December 31, 2019
Popular, Inc.

	Past due						Past due 90 days or more
	30-59	60-89	90 days	Total			Non-accrual	Accruing
(In thousands)	days	days	or more	past due	Current	Loans HIP[3] [4]	loans	loans[5]
Commercial multi-family	$2,950	$129	$3,609	$6,688	$1,788,471	$1,795,159	$3,570	$-
Commercial real estate:
Non-owner occupied	11,486	5,244	43,945	60,675	3,917,839	3,978,514	40,249	-
Owner occupied	7,454	3,978	84,788	96,220	1,829,244	1,925,464	69,527	-
Commercial and industrial	9,234	1,774	57,101	68,109	4,545,505	4,613,614	37,414	544
Construction	1,555	-	145	1,700	829,392	831,092	145	-
Mortgage[1]	300,480	150,221	848,742	1,299,443	5,884,089	7,183,532	294,799	439,662
Leasing	12,014	3,053	3,657	18,724	1,040,783	1,059,507	3,657	-
Legacy[2]	49	8	1,999	2,056	20,049	22,105	1,999	-
Consumer:
Credit cards	11,358	7,928	19,461	38,747	1,085,089	1,123,836	-	19,461
Home equity lines of credit	404	352	9,954	10,710	111,671	122,381	9,954	-
Personal	15,767	10,934	22,362	49,063	1,643,527	1,692,590	21,595	61
Auto	81,169	23,182	31,148	135,499	2,782,023	2,917,522	31,148	-
Other	361	1,418	14,189	15,968	125,589	141,557	13,784	405
Total	$454,281	$208,221	$1,141,100	$1,803,602	$25,603,271	$27,406,873	$527,841	$460,133
[1]

It is the Corporation’s policy to report delinquent residential mortgage loans insured by FHA or guaranteed by the VA as accruing loans past due 90 days or more as opposed to non-performing since the principal repayment is insured.

[2]

The legacy portfolio is comprised of commercial loans, construction loans and lease financings related to certain lending products exited by the Corporation as part of restructuring efforts carried out in prior years at the Popular U.S. segment.

[3]	Loans held-in-portfolio are net of $ 181 million in unearned income and exclude $ 59 million in loans held-for-sale.
[4]

Includes $6.7 billion pledged to secure credit facilities and public funds that the secured parties are not permitted to sell or repledge the collateral, of which $4.6 billion were pledged at the Federal Home Loan Bank ("FHLB") as collateral for borrowings and $2.1 billion at the Federal Reserve Bank ("FRB") for discount window borrowings.

[5]

Loans HIP of $153 million accounted for under ASC Subtopic 310-30 are excluded from the above table as they are considered to be performing due to the application of the accretion method, in which these loans will accrete interest income over the remaining life of the loans using estimated cash flow analysis. Refer to Note 3, New Accounting Pronouncements, for a description of the impact of CECL on the classification of non-performing loans.

December 31, 2018
Puerto Rico

	Past due						Past due 90 days or more
	30-59	60-89	90 days	Total			Non-accrual	Accruing
(In thousands)	days	days	or more	past due	Current	Loans HIP	loans	loans[1]
Commercial multi-family	$1,441	$112	$598	$2,151	$143,477	$145,628	$546	$-
Commercial real estate:
Non-owner occupied	92,075	839	45,691	138,605	2,183,996	2,322,601	39,257	-
Owner occupied	6,681	10,839	99,235	116,755	1,605,498	1,722,253	88,069	-
Commercial and industrial	4,137	641	55,321	60,099	3,122,062	3,182,161	55,078	243
Construction	-	-	1,788	1,788	84,167	85,955	1,788	-
Mortgage	275,367	128,104	1,043,607	1,447,078	4,986,245	6,433,323	323,565	595,525
Leasing	7,663	1,827	3,313	12,803	921,970	934,773	3,313	-
Consumer:
Credit cards	9,504	7,391	16,035	32,930	1,014,343	1,047,273	-	16,035
Home equity lines of credit	-	97	165	262	5,089	5,351	11	154
Personal	13,069	7,907	18,515	39,491	1,211,134	1,250,625	17,887	35
Auto	52,204	9,862	24,177	86,243	2,522,542	2,608,785	24,050	127
Other	566	288	14,958	15,812	128,932	144,744	14,534	424
Total	$462,707	$167,907	$1,323,403	$1,954,017	$17,929,455	$19,883,472	$568,098	$612,543
[1]

Non-covered loans HIP of $143 million accounted for under ASC Subtopic 310-30 are excluded from the above table as they are considered to be performing due to the application of the accretion method, in which these loans will accrete interest income over the remaining life of the loans using estimated cash flow analysis.

December 31, 2018
Popular U.S.

	Past due						Past due 90 days or more
	30-59	60-89	90 days	Total			Non-accrual	Accruing
(In thousands)	days	days	or more	past due	Current	Loans HIP	loans	loans[1]
Commercial multi-family	$3,163	$-	$-	$3,163	$1,398,377	$1,401,540	$-	$-
Commercial real estate:
Non-owner occupied	707	288	365	1,360	1,880,384	1,881,744	365	-
Owner occupied	5,125	1,728	381	7,234	291,705	298,939	381	-
Commercial and industrial	2,354	995	73,726	77,075	1,011,078	1,088,153	330	-
Construction	-	-	12,060	12,060	681,434	693,494	12,060	-
Mortgage	13,615	3,197	11,033	27,845	774,090	801,935	11,033	-
Legacy	195	445	2,627	3,267	22,682	25,949	2,627	-
Consumer:
Credit cards	2	-	-	2	36	38	-	-
Home equity lines of credit	886	464	13,579	14,929	128,123	143,052	13,579	-
Personal	2,319	1,723	2,610	6,652	282,697	289,349	2,610	-
Other	-	-	4	4	220	224	4	-
Total	$28,366	$8,840	$116,385	$153,591	$6,470,826	$6,624,417	$42,989	$-
[1]

Non-covered loans HIP of $ 73 million accounted for under ASC Subtopic 310-30 are excluded from the above table as they are considered to be performing due to the application of the accretion method, in which these loans will accrete interest income over the remaining life of the loans using estimated cash flow analysis.

December 31, 2018
Popular, Inc.

	Past due						Past due 90 days or more
	30-59	60-89	90 days	Total			Non-accrual	Accruing
(In thousands)	days	days	or more	past due	Current	Loans HIP[3] [4]	loans	loans[5]
Commercial multi-family	$4,604	$112	$598	$5,314	$1,541,854	$1,547,168	$546	$-
Commercial real estate:
Non-owner occupied	92,782	1,127	46,056	139,965	4,064,380	4,204,345	39,622	-
Owner occupied	11,806	12,567	99,616	123,989	1,897,203	2,021,192	88,450	-
Commercial and industrial	6,491	1,636	129,047	137,174	4,133,140	4,270,314	55,408	243
Construction	-	-	13,848	13,848	765,601	779,449	13,848	-
Mortgage[1]	288,982	131,301	1,054,640	1,474,923	5,760,335	7,235,258	334,598	595,525
Leasing	7,663	1,827	3,313	12,803	921,970	934,773	3,313	-
Legacy[2]	195	445	2,627	3,267	22,682	25,949	2,627	-
Consumer:
Credit cards	9,506	7,391	16,035	32,932	1,014,379	1,047,311	-	16,035
Home equity lines of credit	886	561	13,744	15,191	133,212	148,403	13,590	154
Personal	15,388	9,630	21,125	46,143	1,493,831	1,539,974	20,497	35
Auto	52,204	9,862	24,177	86,243	2,522,542	2,608,785	24,050	127
Other	566	288	14,962	15,816	129,152	144,968	14,538	424
Total	$491,073	$176,747	$1,439,788	$2,107,608	$24,400,281	$26,507,889	$611,087	$612,543
[1]

It is the Corporation’s policy to report delinquent residential mortgage loans insured by FHA or guaranteed by the VA as accruing loans past due 90 days or more as opposed to non-performing since the principal repayment is insured.

[2]

The legacy portfolio is comprised of commercial loans, construction loans and lease financings related to certain lending products exited by the Corporation as part of restructuring efforts carried out in prior years at the Popular U.S. segment.

[3]	Loans held-in-portfolio are net of $ 156 million in unearned income and exclude $ 51 million in loans held-for-sale.
[4]

Includes $6.9 billion pledged to secure credit facilities and public funds that the secured parties are not permitted to sell or repledge the collateral, of which $4.8 billion were pledged at the FHLB as collateral for borrowings and $2.1 billion at the FRB for discount window borrowings.

[5]

Non-covered loans HIP of $216 million accounted for under ASC Subtopic 310-30 are excluded from the above table as they are considered to be performing due to the application of the accretion method, in which these loans will accrete interest income over the remaining life of the loans using estimated cash flow analysis.

At December 31, 2019, mortgage loans held-in-portfolio include $1.4 billion of loans insured by the Federal Housing Administration (“FHA”), or guaranteed by the U.S. Department of Veterans Affairs (“VA”) of which $441 million are 90 days or more past due, including $103 million of loans rebooked under the GNMA buyback option, discussed below (December 31, 2018 - $1.4 billion, $598 million and $134 million, respectively). Within this portfolio, loans in a delinquency status of 90 days or more are reported as accruing loans as opposed to non-performing since the principal repayment is insured. These balances include $213 million of residential mortgage loans in Puerto Rico that are no longer accruing interest as of December 31, 2019 (December 31, 2018 - $283 million). Additionally, the Corporation has approximately $65 million in reverse mortgage loans in Puerto Rico which are guaranteed by FHA, but which are currently not accruing interest at December 31, 2019 (December 31, 2018 - $69 million).

Loans with a delinquency status of 90 days past due as of December 31, 2019 include $103 million in loans previously pooled into GNMA securities (December 31, 2018 - $134 million). Under the GNMA program, issuers such as BPPR have the option but not the obligation to repurchase loans that are 90 days or more past due. For accounting purposes, these loans subject to the repurchase option are required to be reflected on the financial statements of BPPR with an offsetting liability.

The components of the net financing leases receivable at December 31, 2019 and 2018 were as follows:
(In thousands)	2019	2018
Total minimum lease payments	$863,755	$781,060
Estimated residual value of leased property (unguaranteed)	356,560	293,495
Deferred origination costs, net of fees	15,422	12,261
Less - Unearned financing income	176,121	151,881
Net minimum lease payments	1,059,616	934,935
Less - Allowance for loan losses	10,768	11,487
Net minimum lease payments, net of allowance for loan losses	$1,048,848	$923,448
At December 31, 2019, future minimum lease payments are expected to be received as follows:
(In thousands)
2020	$48,511
2021	90,049
2022	147,742
2023	205,834
2024 and thereafter	371,619
Total	$863,755

Loans acquired with deteriorated credit quality accounted for under ASC 310-30

The following provides information of loans acquired with evidence of credit deterioration as of the acquisition date, accounted for under the guidance of ASC 310-30.

The outstanding principal balance of acquired loans accounted pursuant to ASC Subtopic 310-30, amounted to $1.9 billion at December 31, 2019 (December 31, 2018 - $2.2 billion). The carrying amount of these loans consisted of loans determined to be impaired at the time of acquisition, which are accounted for in accordance with ASC Subtopic 310-30 (“credit impaired loans”), and loans that were considered to be performing at the acquisition date, accounted for by analogy to ASC Subtopic 310-30 (“non-credit impaired loans”).

The following table provides the carrying amount of acquired loans accounted for under ASC 310-30 by portfolio at December 31, 2019 and 2018.

Carrying amount
(In thousands)	December 31, 2019	December 31, 2018
Commercial real estate	$670,566	$801,774
Commercial and industrial	104,756	84,465
Mortgage	856,618	982,821
Consumer	11,778	14,496
Carrying amount	1,643,718	1,883,556
Allowance for loan losses	(74,039)	(122,135)
Carrying amount, net of allowance	$1,569,679	$1,761,421

At December 31, 2019, none of the acquired loans accounted for under ASC Subtopic 310-30 were considered non-performing loans. Therefore, interest income, through accretion of the difference between the carrying amount of the loans and the expected cash flows, was recognized on all acquired loans.

Changes in the carrying amount and the accretable yield for the loans accounted pursuant to the ASC Subtopic 310-30, for the years ended December 31, 2019 and 2018, were as follows:

Carrying amount of acquired loans accounted for pursuant to ASC 310-30
	For the years ended
(In thousands)	December 31, 2019	December 31, 2018
Beginning balance	$1,883,556	$2,108,993
Additions	39,492	16,645
Accretion	144,976	166,272
Collections / loan sales / charge-offs	(424,306)	(408,354)
Ending balance[1]	$1,643,718	$1,883,556
Allowance for loan losses	(74,039)	(122,135)
Ending balance, net of ALLL	$1,569,679	$1,761,421
[1]	At December 31, 2019, includes $1.2 billion of loans considered non-credit impaired at the acquisition date (December 31, 2018 - $1.4 billion).
Activity in the accretable yield of acquired loans accounted for pursuant to ASC 310-30
	For the years ended
(In thousands)	December 31, 2019	December 31, 2018
Beginning balance	$1,092,504	$1,214,488
Additions	23,556	6,535
Accretion	(144,976)	(166,272)
Change in expected cash flows	30,258	37,753
Ending balance[1]	$1,001,342	$1,092,504
[1]	At December 31, 2019, includes $ 0.7 billion for loans considered non-credit impaired at the acquisition date (December 31, 2018 - $0.8 billion).